Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net Consisted

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024
	US$’000	US$’000
Accounts receivable – third parties	713	17,519
Less: Allowance for doubtful accounts	—	—
Accounts receivable, net	713	17,519

Schedule of Ageing Analysis of Accounts Receivable, Net

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	As of December 31,
	2023	2024
	US$’000	US$’000
Within 90 days	713	17,519
	—	—
	713	17,519